UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Health and Wellness Fund
	Shares	Value ($)
Common Stocks 97.4%
Consumer Staples 1.3%
Food Products
Boulder Brands, Inc.*	122,272	1,260,624
Hain Celestial Group, Inc.*	32,652	2,041,730
The WhiteWave Foods Co.*	47,563	1,947,705

		5,250,059
Health Care 96.1%
Biotechnology 23.4%
Acceleron Pharma, Inc.* (a)	11,567	469,967
Alexion Pharmaceuticals, Inc.*	22,327	4,027,121
Alkermes PLC*	66,564	4,676,121
Alnylam Pharmaceuticals, Inc.*	10,146	1,030,123
Amgen, Inc.	46,704	7,366,155
Anacor Pharmaceuticals, Inc.* (a)	47,709	2,075,341
Biogen Idec, Inc.*	28,684	11,748,680
BioMarin Pharmaceutical, Inc.*	55,652	5,958,660
Bluebird Bio, Inc.*	8,999	857,785
Celgene Corp.*	92,636	11,258,053
Celldex Therapeutics, Inc.*	26,080	666,083
Clovis Oncology, Inc.* (a)	9,539	729,352
Dyax Corp.*	63,846	964,713
Gilead Sciences, Inc.*	105,967	10,970,764
Incyte Corp.*	48,420	4,156,857
Isis Pharmaceuticals, Inc.* (a)	18,486	1,267,400
Medivation, Inc.*	29,806	3,503,099
MEI Pharma, Inc.* (a)	83,398	491,214
Neurocrine Biosciences, Inc.*	26,672	1,041,542
Pharmacyclics, Inc.* (a)	6,644	1,434,639
Prothena Corp. PLC*	15,490	411,724
PTC Therapeutics, Inc.*	17,281	1,232,654
Puma Biotechnology, Inc.* (a)	10,128	2,157,365
Regeneron Pharmaceuticals, Inc.*	10,811	4,474,024
Sage Therapeutics, Inc.* (a)	21,531	935,522
Ultragenyx Pharmaceutical, Inc.*	23,120	1,254,722
Vertex Pharmaceuticals, Inc.*	35,520	4,242,154

		89,401,834
Health Care Services 16.7%
Aetna, Inc.	59,663	5,939,452
AmerisourceBergen Corp.	29,911	3,073,654
athenahealth, Inc.*	4,619	586,936
Cardinal Health, Inc.	58,047	5,107,555
Centene Corp.*	52,536	3,228,863
Cerner Corp.*	43,156	3,109,821
CIGNA Corp.	50,732	6,170,533
CVS Health Corp.	39,456	4,098,295
Envision Healthcare Holdings, Inc.*	44,341	1,623,767
Express Scripts Holding Co.*	35,475	3,007,925
HCA Holdings, Inc.*	76,864	5,498,851
Humana, Inc.	13,326	2,190,528
McKesson Corp.	34,771	7,952,128
Quest Diagnostics, Inc. (a)	26,221	1,839,141
UnitedHealth Group, Inc.	69,054	7,846,606
Universal Health Services, Inc. "B"	24,333	2,758,146

		64,032,201
Life Sciences Tools & Services 2.8%
Agilent Technologies, Inc.	53,354	2,252,073
Illumina, Inc.*	16,868	3,297,019
Thermo Fisher Scientific, Inc.	40,415	5,253,950

		10,803,042
Medical Supply & Specialty 12.4%
AtriCure, Inc.*	26,741	472,781
Baxter International, Inc.	39,575	2,736,611
Becton, Dickinson & Co.	20,852	3,059,405
Boston Scientific Corp.*	325,267	5,497,012
C.R. Bard, Inc.	10,424	1,763,115
CONMED Corp.	40,254	2,065,030
DexCom, Inc.*	16,328	991,763
Edwards Lifesciences Corp.*	14,581	1,939,565
HeartWare International, Inc.*	10,674	909,745
Intuitive Surgical, Inc.*	3,905	1,952,500
Medtronic PLC	129,294	10,031,922
Smith & Nephew PLC (ADR)	41,335	1,523,195
St. Jude Medical, Inc.	35,016	2,334,867
Stryker Corp.	45,056	4,269,056
The Cooper Companies, Inc.	13,180	2,161,125
Thoratec Corp.*	17,175	699,366
Tornier NV*	49,280	1,204,403
Zeltiq Aesthetics, Inc.* (a)	39,016	1,301,964
Zimmer Holdings, Inc.	21,162	2,547,693

		47,461,118
Pharmaceuticals 40.8%
Abbott Laboratories	119,413	5,656,594
AbbVie, Inc.	131,182	7,936,511
ACADIA Pharmaceuticals, Inc.* (a)	39,632	1,504,827
Achillion Pharmaceuticals, Inc.* (a)	27,178	329,941
Actavis PLC*	46,820	13,641,475
Aerie Pharmaceuticals, Inc.*	13,105	368,513
Agios Pharmaceuticals, Inc.* (a)	4,122	442,208
Allergan, Inc.	26,190	6,095,461
AstraZeneca PLC (ADR)	70,559	4,861,515
Bayer AG (Registered)	24,924	3,679,634
BioDelivery Sciences International, Inc.* (a)	38,134	571,819
Bristol-Myers Squibb Co.	164,863	10,043,454
Chimerix, Inc.*	29,288	1,185,578
Eli Lilly & Co.	115,457	8,101,618
Endo International PLC* (a)	31,296	2,678,938
Flamel Technologies SA (ADR)*	40,577	635,030
GlaxoSmithKline PLC (ADR)	61,927	2,936,578
Jazz Pharmaceuticals PLC*	7,712	1,311,734
Johnson & Johnson	78,242	8,020,587
Mallinckrodt PLC*	26,669	3,112,806
Mead Johnson Nutrition Co.	13,480	1,412,165
Merck & Co., Inc.	130,035	7,612,249
Mylan, Inc.*	73,550	4,216,254
Nektar Therapeutics* (a)	22,370	292,376
Novartis AG (Registered)	45,887	4,700,317
Orexigen Therapeutics, Inc.* (a)	53,730	303,037
Pacira Pharmaceuticals, Inc.*	15,848	1,818,875
Perrigo Co. PLC	29,061	4,489,053
Pfizer, Inc.	280,481	9,626,108
Portola Pharmaceuticals, Inc.*	20,274	772,034
ProQR Therapeutics NV*	39,697	747,495
Receptos, Inc.*	22,881	2,897,650
Roche Holding AG (Genusschein)	10,594	2,873,138
Salix Pharmaceuticals Ltd.* (a)	28,054	4,410,089
Sanofi (ADR)	95,233	4,653,084
Shire PLC (ADR)	22,887	5,536,594
TESARO, Inc.* (a)	27,300	1,455,909
Tetraphase Pharmaceuticals, Inc.*	36,540	1,441,868
Teva Pharmaceutical Industries Ltd. (ADR)	68,100	3,883,062
UCB SA	22,054	1,685,530
Valeant Pharmaceuticals International, Inc.*	30,301	5,983,841
Zoetis, Inc.	51,060	2,353,355

		156,278,904

Total Common Stocks (Cost $188,794,994)		373,227,158
Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 0.11% (b) (c) (Cost $17,583,198)	17,583,198	17,583,198
Cash Equivalents 2.6%
Central Cash Management Fund, 0.06% (b) (Cost $9,962,094)	9,962,094	9,962,094

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $216,340,286) †	104.6	400,772,450
Other Assets and Liabilities, Net	(4.6)	(17,775,404)

Net Assets	100.0	382,997,046

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $216,772,891.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $183,999,559.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $185,212,788 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,213,229.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2015 amounted to $17,201,436, which is 4.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$5,250,059	$—	$—	5,250,059
Biotechnology	89,401,834	—	—	89,401,834
Health Care Services	64,032,201	—	—	64,032,201
Life Sciences Tools & Services	10,803,042	—	—	10,803,042
Medical Supply & Specialty	47,461,118	—	—	47,461,118
Pharmaceuticals	143,340,285	12,938,619	—	156,278,904
Short-Term Investments (d)	27,545,292	—	—	27,545,292

Total	$387,833,831	$12,938,619	$—	$400,772,450

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Health and Wellness Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015